Consolidated Statements of Comprehensive Loss Statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Net loss	$ (47,227)	$ (12,722)
Other Comprehensive Income (Loss):
Foreign Currency Translation Adjustment	286	(1,285)
Total Other Comprehensive Income (Loss)	286	(1,285)
Comprehensive Loss	$ (46,941)	$ (14,007)